SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.79%
Dividend rate
Dilution factor	0.9203
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	96.49%
Expected term from grant date (in years)	3 years 6 months
Fair value	$ 7.01
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	99.62%
Expected term from grant date (in years)	6 years
Fair value	$ 8.26